SCHEDULE OF CONTINGENTLY REDEEMABLE CLASS A COMMON STOCK (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Contingently redeemable Class A Common Stock	$ 118,215,005	$ 116,725,000
Common Class A [Member]
Gross Proceeds	115,000,000	115,000,000
Less: Proceeds allocated to public warrants	(9,427,125)	(9,427,125)
Less: Class A shares issuance costs	(5,663,197)	(5,663,197)
Plus: Accretion of carrying value to redemption value	1,490,005	16,815,322
Contingently redeemable Class A Common Stock	$ 118,215,005	$ 116,725,000